Short-Term Bank Loan - Schedule of Short-Term Bank Loan (Details) - USD ($)		Dec. 31, 2025	Dec. 31, 2024
Disclosure of detailed information about borrowings [line items]
Total short-term bank loan		$ 1,572,979	$ 1,643,993
Industrial Bank [Member]
Disclosure of detailed information about borrowings [line items]
Annual Interest Rate	[1]	2.60%
Maturity date	[1]	Dec. 24, 2026
Total short-term bank loan	[1]	$ 1,072,486	1,027,496
Industrial Bank [Member]
Disclosure of detailed information about borrowings [line items]
Annual Interest Rate	[2]	2.80%
Maturity date	[2]	May 06, 2026
Total short-term bank loan	[2]	$ 500,493	$ 616,497

[1]	The bank loan is secured by a property of the Chairman and guaranteed by the CEO and Chairman of the Company.
[2]	The bank loan is secured by a property of the Company and guaranteed by the CEO and Chairman of the Company.